Issuance of Units (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended					5 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Apr. 09, 2021	Mar. 31, 2021	Jun. 30, 2020	May 21, 2021	May 21, 2019	Jun. 30, 2021	Jun. 30, 2020	Nov. 18, 2016	Dec. 31, 2020	Jan. 31, 2019
Affiliate, Collateralized Security [Line Items]
Proceeds from Issuance of Common Limited Partners Units									$ 172,938	$ 0
Partners' Capital Account, Sale of Units		$ 166,650			$ 9,908
Share-based Payment Arrangement, Noncash Expense									234	483
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 345	$ 345	$ 345						$ 345
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	86,350	86,350	86,350						86,350
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized January 2017 [Member]
Affiliate, Collateralized Security [Line Items]
Share-based Payment Arrangement, Noncash Expense		$ 116				$ 238			$ 234	$ 483
Reverse stock split [Member]
Affiliate, Collateralized Security [Line Items]
Reverse Stock Split								1-for-15
Olympos Maritime Ltd [Member]
Affiliate, Collateralized Security [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest									2.00%
Navios Holdings [Member]
Affiliate, Collateralized Security [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest									9.90%
Limited Partner [Member] | Share Repurchase Program [Member]
Affiliate, Collateralized Security [Line Items]
Units Repurchase Program Authorized Amount													$ 50,000
Partners' Capital Account, Units, Treasury Units Purchased									312,952	312,952
Partners' Capital Account, Treasury Units, Purchased									$ 4,499	$ 4,499
Limited Partner [Member] | Navios Containers [Member]
Affiliate, Collateralized Security [Line Items]
Shares conversion rate									0.39
Partners' Capital Account, Units, Acquisitions									8,133,452
Limited Partner [Member] | Continuous Offering Program $110.0m Sales Agreement [Member]
Affiliate, Collateralized Security [Line Items]
Maximum aggregate offering price							$ 110,000
Partners' Capital Account, Units, Sold in Public Offering	2,914,022
Proceeds from Issuance of Common Limited Partners Units	$ 78,134
Limited Partner [Member] | Continuous Offering Program $75.0m Sales Agreement [Member]
Affiliate, Collateralized Security [Line Items]
Maximum aggregate offering price				$ 75,000
Partners' Capital Account, Units, Sold in Public Offering			2,437,624
Proceeds from Issuance of Common Limited Partners Units			$ 73,117
Limited Partner [Member] | Continuous Offering Program $25.0m Sales Agreement [Member]
Affiliate, Collateralized Security [Line Items]
Maximum aggregate offering price											$ 25,000
Partners' Capital Account, Units, Sold in Public Offering									1,286,857			357,508
Proceeds from Issuance of Common Limited Partners Units									$ 23,918			$ 2,231
General Partner [Member]
Affiliate, Collateralized Security [Line Items]
Partners' Capital Account, Units, Sale of Units									165,989
Partners' Capital Account, Sale of Units									$ 3,911
General Partner [Member] | Continuous Offering Program $110.0m Sales Agreement [Member]
Affiliate, Collateralized Security [Line Items]
Partners' Capital Account, Units, Sale of Units									59,470
Partners' Capital Account, Sale of Units									$ 1,636
General Partner [Member] | Continuous Offering Program $75.0m Sales Agreement [Member]
Affiliate, Collateralized Security [Line Items]
Partners' Capital Account, Units, Sale of Units									49,747
Partners' Capital Account, Sale of Units									$ 1,530
General Partner [Member] | Continuous Offering Program $25.0m Sales Agreement [Member]
Affiliate, Collateralized Security [Line Items]
Partners' Capital Account, Units, Sale of Units									26,265			7,298
Partners' Capital Account, Sale of Units									$ 501			$ 47